FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 37.8%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,288,260	$1,647,829
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,187,224	3,048,043
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	486,278	745,169
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,570,526	3,253,034
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,287,381	4,698,399
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	430,328	521,846
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	1,198,280	1,237,635
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	2,672,448	2,794,010
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,377,040	2,499,585
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,607,880	2,775,739
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,634,038	1,742,142
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	417,612	446,844
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	6,029,727	6,624,508
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,480,444	3,757,456
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	1,417,066	1,541,691
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	550,940	631,301
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	1,971,702	2,281,496
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	756,910	848,681
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,827,568	2,029,921

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $40,574,875)				43,125,329

			SHARES
COMMON STOCKS - 21.0%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.1%
LG Uplus Corp.			9,934	113,515	(a)

Entertainment - 0.5%
Activision Blizzard Inc.			1,738	115,629
Electronic Arts Inc.			970	127,943
NetEase Inc., ADR			1,430	145,546
Nintendo Co. Ltd.			300	139,931	(a)

Total Entertainment				529,049

Interactive Media & Services - 0.9%
Alphabet Inc., Class A Shares			153	443,247	*
Alphabet Inc., Class C Shares			140	405,103	*
Auto Trader Group PLC			14,233	142,271	(a)
Meta Platforms Inc., Class A Shares			286	96,196	*

Total Interactive Media & Services				1,086,817

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	1

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.2%
MTN Group Ltd.	17,300	$184,924	*(a)

TOTAL COMMUNICATION SERVICES		1,914,305

CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
Magna International Inc.	2,100	169,916

Automobiles - 0.1%
Kia Corp.	1,700	116,711	(a)

Hotels, Restaurants & Leisure - 0.3%
Brinker International Inc.	2,278	83,352	*
Jack in the Box Inc.	1,195	104,539
Yum! Brands Inc.	1,142	158,578

Total Hotels, Restaurants & Leisure		346,469

Household Durables - 0.1%
PulteGroup Inc.	2,400	137,184

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc.	100	333,434	*
eBay Inc.	2,100	139,650

Total Internet & Direct Marketing Retail		473,084

Multiline Retail - 0.1%
Canadian Tire Corp. Ltd., Class A Shares	800	114,749

Specialty Retail - 0.5%
Home Depot Inc.	257	106,657
Lowe’s Cos. Inc.	960	248,141
TJX Cos. Inc.	2,500	189,800

Total Specialty Retail		544,598

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.	300	109,893	*
Pandora A/S	1,738	216,313	(a)
Under Armour Inc., Class A Shares	5,200	110,188	*

Total Textiles, Apparel & Luxury Goods		436,394

TOTAL CONSUMER DISCRETIONARY		2,339,105

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.5%
George Weston Ltd.	1,300	150,724
Walgreens Boots Alliance Inc.	3,800	198,208
Walmart Inc.	1,403	203,000

Total Food & Staples Retailing		551,932

See Notes to Consolidated Schedule of Investments.

2	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Food Products - 0.2%
Ingredion Inc.	1,017	$98,283
JBS SA	17,000	115,825

Total Food Products		214,108

Household Products - 0.1%
Procter & Gamble Co.	1,229	201,040

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	550	203,610

Tobacco - 0.1%
Swedish Match AB	15,710	124,823	(a)

TOTAL CONSUMER STAPLES		1,295,513

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP PLC	31,900	141,914	(a)
China Shenhua Energy Co. Ltd., Class H Shares	54,500	127,778	(a)
ENEOS Holdings Inc.	29,000	108,554	(a)
EOG Resources Inc.	1,800	159,894
Exxon Mobil Corp.	3,700	226,403
Lundin Energy AB	4,200	150,622	(a)
Marathon Petroleum Corp.	2,300	147,177
PetroChina Co. Ltd., Class H Shares	280,000	124,702	(a)
Phillips 66	2,200	159,412
Royal Dutch Shell PLC, Class A Shares	8,900	195,283	(a)

TOTAL ENERGY		1,541,739

FINANCIALS - 2.4%
Banks - 1.0%
Bank of America Corp.	2,850	126,796
Citigroup Inc.	2,433	146,929
Citizens Financial Group Inc.	3,500	165,375
Comerica Inc.	2,226	193,662
JPMorgan Chase & Co.	750	118,763
Lloyds Banking Group PLC	189,203	121,976	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	129,000	90,506	(a)
Wells Fargo & Co.	4,400	211,112

Total Banks		1,175,119

Capital Markets - 0.3%
Ameriprise Financial Inc.	438	132,127
CI Financial Corp.	8,000	167,216

Total Capital Markets		299,343

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	3

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Consumer Finance - 0.6%
Capital One Financial Corp.	1,533	$222,423
Discover Financial Services	2,006	231,813
Synchrony Financial	4,482	207,920

Total Consumer Finance		662,156

Insurance - 0.5%
Allianz SE, Registered Shares	909	214,905	(a)
Allstate Corp.	1,570	184,711
Legal & General Group PLC	29,298	117,938	(a)
Prudential Financial Inc.	1,139	123,285

Total Insurance		640,839

TOTAL FINANCIALS		2,777,457

HEALTH CARE - 2.7%
Biotechnology - 0.5%
Biogen Inc.	488	117,081	*
Regeneron Pharmaceuticals Inc.	329	207,770	*
Vertex Pharmaceuticals Inc.	960	210,816	*

Total Biotechnology		535,667

Health Care Equipment & Supplies - 0.2%
Masimo Corp.	711	208,167	*

Health Care Providers & Services - 1.2%
Anthem Inc.	530	245,676
Cardinal Health Inc.	2,000	102,980
HCA Healthcare Inc.	860	220,951
McKesson Corp.	832	206,810
Molina Healthcare Inc.	650	206,752	*
UnitedHealth Group Inc.	790	396,691

Total Health Care Providers & Services		1,379,860

Health Care Technology - 0.1%
Veeva Systems Inc., Class A Shares	500	127,740	*

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories Inc., Class A Shares	260	196,448	*

Pharmaceuticals - 0.5%
Novo Nordisk A/S, Class B Shares	1,987	222,136	(a)
Ono Pharmaceutical Co. Ltd.	6,400	158,650	(a)
Pfizer Inc.	1,600	94,480
Shionogi & Co. Ltd.	1,900	134,217	(a)

Total Pharmaceuticals		609,483

TOTAL HEALTH CARE		3,057,365

See Notes to Consolidated Schedule of Investments.

4	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
INDUSTRIALS - 3.1%
Air Freight & Logistics - 0.3%
Deutsche Post AG, Registered Shares	2,600	$167,354	(a)
United Parcel Service Inc., Class B Shares	880	188,619

Total Air Freight & Logistics		355,973

Building Products - 0.2%
Lennox International Inc.	400	129,744
Masco Corp.	2,000	140,440

Total Building Products		270,184

Electrical Equipment - 0.1%
ABB Ltd., Registered Shares	4,100	156,215	(a)

Industrial Conglomerates - 0.3%
3M Co.	800	142,104
CITIC Ltd.	65,000	64,243	(a)
LG Corp.	1,167	78,917	(a)

Total Industrial Conglomerates		285,264

Machinery - 0.9%
Caterpillar Inc.	940	194,336
CNH Industrial NV	9,000	172,852	(a)
Cummins Inc.	1,043	227,520
Deere & Co.	500	171,445
GEA Group AG	2,500	136,888	(a)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	125,200	78,895	(a)

Total Machinery		981,936

Marine - 0.3%
A.P. Moller - Maersk A/S, Class B Shares	60	215,336	(a)
Evergreen Marine Corp. Ltd.	23,000	117,852	(a)

Total Marine		333,188

Professional Services - 0.3%
ManpowerGroup Inc.	1,515	147,455
Wolters Kluwer NV	1,617	190,055	(a)

Total Professional Services		337,510

Trading Companies & Distributors - 0.7%
Marubeni Corp.	18,400	179,099	(a)
Mitsubishi Corp.	4,600	146,056	(a)
Mitsui & Co. Ltd.	5,600	132,604	(a)
Sumitomo Corp.	10,800	159,673	(a)
W.W. Grainger Inc.	332	172,056

Total Trading Companies & Distributors		789,488

TOTAL INDUSTRIALS		3,509,758

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	5

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.2%
Cisco Systems Inc.	4,008	$253,987

Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co. Ltd.	32,000	119,967	(a)

IT Services - 0.4%
Adyen NV	47	122,962	*(a)
CGI Inc.	1,600	141,476	*
Gartner Inc.	600	200,592	*

Total IT Services		465,030

Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials Inc.	1,780	280,101
ASM International NV	482	211,660	(a)
ASML Holding NV	430	342,870	(a)
KLA Corp.	572	246,023
MediaTek Inc.	4,000	171,019	(a)
Powertech Technology Inc.	23,000	81,023	(a)
QUALCOMM Inc.	1,235	225,845
United Microelectronics Corp.	108,000	252,322	(a)

Total Semiconductors & Semiconductor Equipment		1,810,863

Software - 1.2%
Check Point Software Technologies Ltd.	1,224	142,670	*
Fortinet Inc.	600	215,640	*
Microsoft Corp.	2,982	1,002,906

Total Software		1,361,216

Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	6,938	1,231,980
Logitech International SA, Registered Shares	1,300	108,807	(a)
Samsung Electronics Co. Ltd.	3,826	251,177	(a)

Total Technology Hardware, Storage & Peripherals		1,591,964

TOTAL INFORMATION TECHNOLOGY		5,603,027

MATERIALS - 1.5%
Chemicals - 0.3%
Huntsman Corp.	4,912	171,330
LyondellBasell Industries NV, Class A Shares	1,700	156,791

Total Chemicals		328,121

Metals & Mining - 1.1%
Anglo American Platinum Ltd.	1,016	115,713	(a)
BHP Group PLC	4,650	138,582	(a)
First Quantum Minerals Ltd.	6,600	157,937
Fortescue Metals Group Ltd.	11,700	164,177	(a)

See Notes to Consolidated Schedule of Investments.

6	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
Glencore PLC			27,300	$138,893	(a)
Kinross Gold Corp.			11,300	65,569
POSCO			400	91,823	(a)
Rio Tinto PLC			2,750	181,311	(a)
Vale SA			9,800	137,165

Total Metals & Mining				1,191,170

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.			2,000	156,700

TOTAL MATERIALS				1,675,991

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co. Ltd.			1,300	148,517	(a)
Sun Hung Kai Properties Ltd.			8,500	103,185	(a)

TOTAL REAL ESTATE				251,702

TOTAL COMMON STOCKS (Cost - $15,683,841)				23,965,962

INVESTMENTS IN UNDERLYING FUNDS - 9.2%
Vanguard Real Estate ETF (Cost - $3,809,478)			90,565	10,506,446

	RATE	MATURITY DATE	FACE AMOUNT†
CORPORATE BONDS & NOTES - 2.3%
ENERGY - 1.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,304

Oil, Gas & Consumable Fuels - 1.2%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	29,024
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	66,000
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	259,352
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	263,213
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	20,677
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	127,557
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	62,626
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	52,945
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	86,519
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	44,575
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	60,963
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	51,452
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	103,179

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	7

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	80,000		$97,738
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	30,000		31,388

Total Oil, Gas & Consumable Fuels					1,357,208

TOTAL ENERGY					1,361,512

MATERIALS - 1.1%
Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		215,203	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000		190,287	(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	50,000		68,955
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000		42,081	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		53,981	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000		96,942	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		277,287
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		40,597
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000		57,950

Total Metals & Mining					1,043,283

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000		220,700	(c)

TOTAL MATERIALS					1,263,983

TOTAL CORPORATE BONDS & NOTES (Cost - $2,415,775)					2,625,495

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	1,759,659	BRL	335,243

Canada - 0.9%
Canadian Government Real Return Bond	4.250%	12/1/26	655,244	CAD	654,016
Canadian Government Real Return Bond	1.500%	12/1/44	174,234	CAD	189,656
Canadian Government Real Return Bond	0.500%	12/1/50	132,835	CAD	124,769

Total Canada					968,441

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,431,793)					1,303,684

SOVEREIGN BONDS - 0.5%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000		233,120

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	160,000		159,602

See Notes to Consolidated Schedule of Investments.

8	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000	$207,938	(b)

TOTAL SOVEREIGN BONDS (Cost - $581,631)				600,660

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,497,393)				82,127,576

			SHARES
SHORT-TERM INVESTMENTS - 25.4%
Dreyfus Government Cash Management, Institutional Shares	0.030%		42,155	42,155
Invesco Government & Agency Portfolio, Institutional Class	0.026%		28,872,193	28,872,193
Invesco Treasury Portfolio, Institutional Class	0.010%		93,169	93,169

TOTAL SHORT-TERM INVESTMENTS (Cost - $29,007,517)				29,007,517

TOTAL INVESTMENTS - 97.4% (Cost - $93,504,910)				111,135,093
Other Assets in Excess of Liabilities - 2.6%				2,951,267

TOTAL NET ASSETS - 100.0%				$114,086,360

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	9

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

At December 31, 2021, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
Amsterdam Index	10	1/22	$1,797,560	$1,816,340	$18,780
Australian 10-Year Bonds	247	3/22	25,117,609	25,009,044	(108,565)
CAC 40 Euro	10	1/22	790,174	813,231	23,057
Canadian 10-Year Bonds	68	3/22	7,643,295	7,666,833	23,538
DAX Index	8	3/22	710,575	722,082	11,507
E-mini S&P 500 Index	3	3/22	699,559	713,775	14,216
FTSE 100 Index	11	3/22	1,069,996	1,090,474	20,478
FTSE/MIB Index	6	3/22	906,233	930,655	24,422
IBEX 35 Index	7	1/22	660,453	692,103	31,650
Japanese 10-Year Bonds	79	3/22	10,438,459	10,412,232	(26,227)
S&P GSCI	155	1/22	21,191,317	21,763,938	572,621
S&P/TSX 60 Index	5	3/22	994,890	1,012,609	17,719
SPI 200 Index	10	3/22	1,326,213	1,336,327	10,114
Topix Index	4	3/22	681,657	692,689	11,032

					644,342

Contracts to Sell:
Euro-Bund	38	3/22	7,482,823	7,413,980	68,843
U.S. Treasury 10-Year Notes	40	3/22	5,228,647	5,218,750	9,897
United Kingdom Long Gilt Bonds	37	3/22	6,278,597	6,255,161	23,436

					102,176

Net unrealized appreciation on open futures contracts					$746,518

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	497,100,000	USD	4,368,451	Bank of New York	1/11/22	$(46,625)
USD	2,444,380	AUD	3,435,000	Bank of New York	1/11/22	(54,835)
CAD	6,509,000	USD	5,044,413	Citibank N.A.	1/11/22	101,201
NOK	1,170,000	USD	128,446	Citibank N.A.	1/11/22	4,383
NOK	65,690,000	USD	7,465,810	Citibank N.A.	1/11/22	(8,111)
USD	2,834,877	CAD	3,626,000	Citibank N.A.	1/11/22	(31,614)
USD	362,283	NOK	3,300,000	Citibank N.A.	1/11/22	(12,361)
USD	3,628,336	NOK	32,870,000	Citibank N.A.	1/11/22	(103,352)
AUD	181,000	USD	127,585	HSBC Securities Inc.	1/11/22	4,105
AUD	3,005,000	USD	2,143,207	HSBC Securities Inc.	1/11/22	43,152
CAD	375,000	USD	291,878	HSBC Securities Inc.	1/11/22	4,574
CAD	390,000	USD	305,020	HSBC Securities Inc.	1/11/22	3,290
CAD	1,577,000	USD	1,230,857	HSBC Securities Inc.	1/11/22	15,822

See Notes to Consolidated Schedule of Investments.

10	Franklin Strategic Real Return Fund 2021 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,951,000	USD	1,525,881	HSBC Securities Inc.	1/11/22	$16,459
CHF	2,000	USD	2,175	HSBC Securities Inc.	1/11/22	20
CHF	64,000	USD	69,489	HSBC Securities Inc.	1/11/22	768
CHF	1,069,000	USD	1,155,613	HSBC Securities Inc.	1/11/22	17,894
EUR	988,000	USD	1,117,344	HSBC Securities Inc.	1/11/22	7,738
EUR	16,423,000	USD	18,517,987	HSBC Securities Inc.	1/11/22	183,654
GBP	174,000	USD	230,824	HSBC Securities Inc.	1/11/22	4,688
GBP	1,569,000	USD	2,095,065	HSBC Securities Inc.	1/11/22	28,603
GBP	2,173,000	USD	2,919,339	HSBC Securities Inc.	1/11/22	21,853
GBP	2,892,000	USD	3,823,852	HSBC Securities Inc.	1/11/22	90,519
JPY	29,800,000	USD	263,490	HSBC Securities Inc.	1/11/22	(4,407)
MXN	2,760,000	USD	129,235	HSBC Securities Inc.	1/11/22	5,317
NZD	189,000	USD	127,686	HSBC Securities Inc.	1/11/22	1,744
NZD	3,167,000	USD	2,133,400	HSBC Securities Inc.	1/11/22	35,402
NZD	5,186,000	USD	3,525,457	HSBC Securities Inc.	1/11/22	25,983
SEK	740,000	USD	81,570	HSBC Securities Inc.	1/11/22	330
SEK	12,350,000	USD	1,356,360	HSBC Securities Inc.	1/11/22	10,480
USD	2,155,196	AUD	2,986,000	HSBC Securities Inc.	1/11/22	(17,339)
USD	2,221,817	AUD	3,152,000	HSBC Securities Inc.	1/11/22	(71,495)
USD	5,584,128	AUD	7,721,000	HSBC Securities Inc.	1/11/22	(33,467)
USD	1,560,675	CHF	1,437,000	HSBC Securities Inc.	1/11/22	(16,807)
USD	2,674,224	CHF	2,463,000	HSBC Securities Inc.	1/11/22	(29,562)
USD	4,686,211	CHF	4,295,000	HSBC Securities Inc.	1/11/22	(28,673)
USD	2,266	EUR	2,000	HSBC Securities Inc.	1/11/22	(11)
USD	855,650	EUR	756,000	HSBC Securities Inc.	1/11/22	(5,242)
USD	2,353,776	EUR	2,083,000	HSBC Securities Inc.	1/11/22	(18,234)
USD	2,972,045	EUR	2,628,000	HSBC Securities Inc.	1/11/22	(20,582)
USD	2,093,229	GBP	1,579,000	HSBC Securities Inc.	1/11/22	(43,974)
USD	2,260,480	GBP	1,704,000	HSBC Securities Inc.	1/11/22	(45,913)
USD	1,743	JPY	200,000	HSBC Securities Inc.	1/11/22	4
USD	4,378	JPY	500,000	HSBC Securities Inc.	1/11/22	31
USD	1,881,984	JPY	213,400,000	HSBC Securities Inc.	1/11/22	26,668
USD	1,986,786	JPY	224,700,000	HSBC Securities Inc.	1/11/22	33,227
USD	747,629	NZD	1,108,000	HSBC Securities Inc.	1/11/22	(11,144)
USD	958,134	NZD	1,406,000	HSBC Securities Inc.	1/11/22	(4,713)
USD	3,592,767	NZD	5,318,000	HSBC Securities Inc.	1/11/22	(49,069)
USD	1,683,268	SEK	15,230,000	HSBC Securities Inc.	1/11/22	(2,318)
USD	2,188,939	SEK	19,890,000	HSBC Securities Inc.	1/11/22	(12,394)
USD	2,389,775	SEK	21,680,000	HSBC Securities Inc.	1/11/22	(9,666)

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2021 Quarterly Report	11

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	45,320,000	USD	2,127,698	UBS Securities LLC	1/11/22	$81,686
NOK	7,290,000	USD	820,419	UBS Securities LLC	1/11/22	7,205
NOK	19,470,000	USD	2,146,808	UBS Securities LLC	1/11/22	63,595
USD	675,928	CAD	840,000	JPMorgan Chase & Co.	1/18/22	11,881

Total						$170,368

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Franklin Strategic Real Return Fund 2021 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

13

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long- Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$43,125,329	—	$43,125,329
Common Stocks:
Communication Services	$1,333,664	580,641	—	1,914,305
Consumer Discretionary	2,006,081	333,024	—	2,339,105
Consumer Staples	1,170,690	124,823	—	1,295,513
Energy	692,886	848,853	—	1,541,739
Financials	2,232,132	545,325	—	2,777,457
Health Care	2,542,362	515,003	—	3,057,365
Industrials	1,513,719	1,996,039	—	3,509,758
Information Technology	3,941,220	1,661,807	—	5,603,027
Materials	845,492	830,499	—	1,675,991
Real Estate	—	251,702	—	251,702
Investments in Underlying Funds	10,506,446	—	—	10,506,446
Corporate Bonds & Notes	—	2,625,495	—	2,625,495
Non- U.S. Treasury Inflation Protected Securities	—	1,303,684	—	1,303,684
Sovereign Bonds	—	600,660	—	600,660

Total Long- Term Investments	26,784,692	55,342,884	—	82,127,576

Short- Term Investments†	29,007,517	—	—	29,007,517

Total Investments	$55,792,209	$55,342,884	—	$111,135,093

Other Financial Instruments:
Futures Contracts††	$881,310	—	—	$881,310
Forward Foreign Currency Contracts††	—	$852,276	—	852,276

Total Other Financial Instruments	$881,310	$852,276	—	$1,733,586

Total	$56,673,519	$56,195,160	—	$112,868,679

15

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$134,792	—	—	$134,792
Forward Foreign Currency Contracts††	—	$681,908	—	681,908

Total	$134,792	$681,908	—	$816,700

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16